RIGHT OF USE ASSETS AND LEASE LIABILITY (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Lessor Disclosure [Abstract]
Lease expiration date	Jul. 31, 2025
Annual rent reduce	$ 12
Option to extend operating lease	On August 1, 2023, the Company entered into a lease agreement (the “Lease Agreement”) for its principal offices for a period of one year, until July 31, 2024, with an option to extend for an additional year until July 31, 2025 (the “Additional Period”). The Company exercised this option in May 2024. In May 2025, the Company further extended the lease for an additional year, until July 31, 2026, with annual rent reduced by approximately $12. At this stage, the Company does not intend to extend the lease beyond July 2026 and is evaluating relocating to new offices following the expiration of the current agreement.